Note 9 - Trade and Other Payables	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
9.	TRADE AND OTHER PAYABLES

	As at	As at
	June 30, 2019	March 31, 2019
Commodity suppliers' payables	$174,814	$189,554
Accrued liabilities	87,468	112,039
Green provisions	43,218	151,992
Sales tax payable	36,925	22,969
Trade accounts payable	136,412	184,257
Payable for former joint venture partner	20,602	22,625
Accrued gas payable	10,407	12,937
Other payables	17,704	17,737
	$527,550	$714,110

As at
June 30, 2019,
the Company has recognized
$31.1
million related to the potential earn-out payments over the next three
years relating to the Filter Group acquisition. The change in fair value of the contingent consideration from
$29.1
million at
March 31, 2019
to
$31.1
million at
June 30, 2019
results in a change of
$2.0
million reported in other expenses, net in the interim condensed consolidated statements of loss. As the contingent consideration does not
meet the definition of equity, it is carried at fair value through profit or loss and is revalued at each reporting period. Significant assumptions affecting the measurement of contingent consideration each quarter include the Just Energy share price and the performance of Filter Group. Each quarter, the contingent consideration is revalued. To estimate the number of Just Energy common shares that are exchanged in each period, a Monte Carlo simulation model was used where the trailing
12
-month adjusted EBITDA for each period is forecasted based on a Geometric Brownian Motion process. Inputs used in the Monte Carlo simulation model are as follows:

• Adjusted trailing
12
-months EBITDA as at each quarter end date;

• Average EBITDA forecasts for new periods;

• Implied asset volatility;

• Equity volatility of Just Energy;

• Underlying asset price of Just Energy common shares;

• Dividend yield; and

• Risk-free rate.

As at
June 30, 2019,
the Company has
not
recognized any contingent consideration related to the Just Energy Advanced Solutions and EdgePower Inc. acquisitions.